Concentration of Credit Risk (Tables)	6 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Fair Value, Concentration of Risk [Table Text Block]
Details of major customers accounting for 10% or more of the Company’s sales or trade receivables are as follows:

	Sales		Trade receivables
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Customer A	6.25%	11.22%	11.27%	6.46%
Customer B	0%	4.13%	34.87%	11.61%
Customer C	0%	15.21%	0%	0%
Customer D	4.1%	5.83%	42.67%	29.52%
Customer E	13.2%	0%	6.2%	0%

Details of suppliers accounting for 10% or more of the Company’s purchases or trade payables are as follows:

	Purchases		Trade payables
	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Supplier A	0%	33.77%	44.93%	0%
Supplier B	12.98%	37.93%	0%	10.35%
Supplier C	0%	0%	36.7%	53.03%
Supplier D	0%	21.09%	0%	0%